Equity Incentive Plans - Summary of non-vested restricted shares (Table) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Number of shares
Unvested at beginning of period	280,000	385,000	135,230
Granted	672,500	944,000	1,035,000
Cancelled			(1,685)
Vested	(809,500)	(1,049,000)	(783,545)
Unvested at end of period	143,000	280,000	385,000
Weighted Average Grant Date Fair Value
Unvested at beginning of period	$ 8.09	$ 4.82	$ 17.75
Granted	11.68	9.59	4.15
Cancelled			17.75
Vested	10.29	8.24	6.14
Unvested at end of period	$ 12.49	$ 8.09	$ 4.82